ACQUIRED INTANGIBLE ASSETS, NET (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets, Gross	$ 48,964,029	$ 55,448,000
Less: Accumulated amortization	(12,689,791)	(4,885,055)
Acquired intangible assets, net	36,274,238	50,562,945
Trade Names [Member]
Finite-Lived Intangible Assets, Gross	14,330,156	16,228,000
Noncompete Agreements [Member]
Finite-Lived Intangible Assets, Gross	8,915,286	10,096,000
Online Platform Services [Member]
Finite-Lived Intangible Assets, Gross	1,204,482	1,364,000
Customer relationships [Member]
Finite-Lived Intangible Assets, Gross	$ 24,514,105	$ 27,760,000